Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares
Common stock, par value | $ / shares	$ 0.0001
Common stock shares authorized	60,760,816
Common stock shares issued	39,621,946
Common stock shares outstanding	39,621,946
Series A convertible, redeemable preferred stock [Member]
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary equity shares authorized	8,864,495
Temporary equity, shares issued	8,864,495
Temporary equity, shares outstanding	8,864,495
Series B convertible, redeemable preferred stock [Member]
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary equity shares authorized	6,944,093
Temporary equity, shares issued	6,334,150
Temporary equity, shares outstanding	6,334,150